PROPERTY, PLANT AND EQUIPMENT, Right-of-use Assets (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other Services and Production and Commercialization of Liquids Segments [Abstract]
Right-of-use assets	$ 9,866,955	$ 11,571,951
Book value Variation of Rights-of Use [Abstract]
Depreciation, right-of-use assets	(3,518,736)	(3,155,988)	$ (3,155,988)
Other Plants [Member]
Other Services and Production and Commercialization of Liquids Segments [Abstract]
Right-of-use assets	2,235,293	3,073,528
Book value Variation of Rights-of Use [Abstract]
Depreciation, right-of-use assets	(838,235)	(838,235)	(838,235)
Compressor Plants [Member]
Other Services and Production and Commercialization of Liquids Segments [Abstract]
Right-of-use assets	5,549,632	7,630,745
Book value Variation of Rights-of Use [Abstract]
Depreciation, right-of-use assets	(2,081,113)	(2,081,113)	(2,081,113)
Other Technical Installations [Member]
Other Services and Production and Commercialization of Liquids Segments [Abstract]
Right-of-use assets	631,038	867,678
Book value Variation of Rights-of Use [Abstract]
Depreciation, right-of-use assets	(236,640)	(236,640)	(236,640)
Buildings [Member]
Other Services and Production and Commercialization of Liquids Segments [Abstract]
Right-of-use assets	1,450,992	0
Book value Variation of Rights-of Use [Abstract]
Depreciation, right-of-use assets	$ (362,748)	$ 0	$ 0